S000077383 [Member] Average Annual Total Returns	12 Months Ended	34 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	11.01%
J.P. Morgan EM Sovereign and Corporate Credit Core Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.78%	9.73%
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	9.52%
Performance Inception Date		Feb. 22, 2023
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.54%	6.66%
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	6.07%